UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8332

Emerging Markets Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Emerging Markets Portfolio                                                                                                      as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.7%

Security	Shares	Value
Auto Components — 2.1%
Hyundai Mobis	37,140	$3,931,180
		$3,931,180
Automobiles — 2.4%
Denway Motors, Ltd.	7,930,000	$4,591,447
		$4,591,447
Chemicals — 6.6%
Makhteshim-Agan Industries, Ltd. (1)	586,516	$5,266,602
Nan Ya Plastic Corp.	2,747,343	7,147,529
		$12,414,131
Commercial Banks — 12.2%
Banco do Brasil S.A.	459,800	$7,709,147
Grupo Financiero Banorte DA de C.V.	813,000	3,219,390
Kookmin Bank	46,360	3,823,972
Krung Thai Bank Public Company, Ltd. (2)	9,308,000	2,951,834
Public Bank Berhad (2)	1,106,100	3,403,612
Woori Finance Holdings Co., Ltd.	83,220	1,887,720
		$22,995,675
Computer Peripherals — 1.5%
Acer, Inc.	1,633,703	$2,878,181
		$2,878,181
Construction Materials — 1.7%
Siam Cement Public Company, Ltd. (2)	420,100	$3,185,132
		$3,185,132
Electric Utilities — 3.0%
RAO Unified Energy System GDR (1)(3)	44,102	$5,709,190
		$5,709,190
Electronic Equipment & Instruments — 1.7%
Reunert, Ltd.	333,709	$3,242,268
		$3,242,268
Energy Equipment & Services — 2.4%
Tenaris S.A. ADR	84,127	$4,426,763
		$4,426,763
Food & Staples Retailing — 3.7%
Shinsegae Co., Ltd.	5,430	$3,768,750
Wal-Mart de Mexico S.A. de CV	850,900	3,120,456
		$6,889,206

Food Products — 2.8%
Bunge, Ltd.	48,100	$5,168,345
		$5,168,345
Household Durables — 2.8%
Corporacion GEO S.A. (1)	622,700	$2,732,906
Steinhoff International Holding, Ltd.	868,213	2,451,072
		$5,183,978
Industrial Conglomerates — 5.8%
Barloworld, Ltd.	282,903	$5,317,611
Sime Darby Berhad	1,797,400	5,485,327
		$10,802,938
Insurance — 4.9%
Cathay Financial Holding Co., Ltd.	1,596,241	$3,772,340
Samsung Fire & Marine Insurance Co., Ltd.	25,680	5,512,652
		$9,284,992
Machinery — 2.1%
PT United Tractors Tbk	4,428,500	$3,964,919
		$3,964,919
Metals & Mining — 7.6%
Companhia Vale do Rio Doce ADR	121,800	$4,132,674
POSCO	9,270	6,708,520
Ternium S.A. ADR	106,500	3,344,100
		$14,185,294
Oil, Gas & Consumable Fuels — 12.1%
China Petroleum and Chemical Corp.	5,194,000	$6,406,146
CNOOC, Ltd.	3,788,000	6,320,196
OAO Gazprom ADR	92,000	4,057,200
PTT Public Company, Ltd. (2)	614,900	6,027,904
		$22,811,446
Real Estate Management & Development — 1.4%
Guangzhou R&F Properties Co., Ltd.	567,200	$2,675,168
		$2,675,168
Semiconductors & Semiconductor Equipment — 5.1%
MediaTek, Inc.	152,000	$2,732,400
Samsung Electronics Co., Ltd.	4,330	2,709,597
Taiwan Semiconductor Manufacturing Co., Ltd.	2,140,879	4,126,812
		$9,568,809

Wireless Telecommunication Services — 4.8%
China Mobile, Ltd.	295,000	$4,843,711
Mobile TeleSystems ADR	59,700	4,137,807
		$8,981,518
Total Common Stocks (identified cost $97,073,656)		$162,890,580

Preferred Stocks — 2.8%

Security	Shares	Value
Electric Utilities — 2.8%
Cia Energetica de Minas Gerais	253,380	$5,356,784
		$5,356,784
Total Preferred Stocks (identified cost $1,821,666)		$5,356,784

Warrants — 7.2%

Security	Shares	Value
Commercial Banks — 1.6%
ICICI Bank, Ltd., Exp. 1/17/17	110,083	$2,942,739
		$2,942,739
Construction Materials — 1.3%
Grasim Industries, Exp. 6/30/09	27,436	$2,419,718
		$2,419,718
IT Services — 1.4%
Tata Consultancy Services, Exp. 1/20/09 (4)	95,570	$2,528,018
		$2,528,018
Oil, Gas & Consumable Fuels — 1.9%
Reliance Industries, Exp. 11/7/16 (4)	63,020	$3,641,485
		$3,641,485
Wireless Telecommunication Services — 1.0%
Bharti Airtel, Ltd., Exp. 8/1/12	82,440	$1,950,530
		$1,950,530
Total Warrants (identified cost $11,475,100)		$13,482,490
Total Investments — 96.7% (identified cost $110,370,422)		$181,729,854
Other Assets, Less Liabilities — 3.3%		$6,122,777
Net Assets — 100.0%		$187,852,631

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt.
(1)		Non-income producing security.
(2)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $6,169,503 or 3.3% of the The Portfolio’s net assets.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Republic of Korea	15.1%	$28,342,391
China	13.2	24,836,668
Brazil	11.9	22,366,950
Taiwan	11.0	20,657,262
Russia	7.4	13,904,197
India	7.2	13,482,490
Thailand	6.5	12,164,870
South Africa	5.9	11,010,951
Mexico	4.8	9,072,752
Malaysia	4.7	8,888,939
Argentina	4.1	7,770,863
Israel	2.8	5,266,602
Indonesia	2.1	3,964,919
	96.7%	$181,729,854

The Portfolio did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$110,370,422
Gross unrealized appreciation	$72,875,862
Gross unrealized depreciation	(1,516,430)
Net unrealized appreciation	$71,359,432

The unrealized depreciation on foreign currency and foreign currency transactions, including foreign capital gains taxes, at September 30, 2007 on a federal income tax basis was $566,916.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio

By:	/s/Hon. Robert Lloyd George
President

Date:	November 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	November 23, 2007

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	November 23, 2007